SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Net loss	$ (5,136,441)	$ (4,041,298)	$ (14,796,351)	$ (14,756,739)
Weighted average number of common shares outstanding - basic	40,565,912	36,672,390	39,716,526	36,589,778
Weighted average number of common shares outstanding -diluted	40,565,912	36,672,390	39,716,526	36,589,778
Loss per share - basic	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.40)
Loss per share - diluted	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.40)